Pension, Savings, And Other Employee Benefits (Narrative) (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 20, 2017	Dec. 31, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Estimated social security benefits age				65 years
Contributions to qualified plans				$ 5,100,000	$ 165,000,000	$ 0
Minimum required outstanding par value to each issue of bonds				$ 300,000,000	250,000,000	250,000,000
Defined benefit plan, funded status of plan					(18,100,000)
Threshold amortization percentage of projected benefit obligation				10.00%
Threshold amortization, percentage of market-related value of plan assets				10.00%
Savings Plan
Defined Benefit Plan Disclosure [Line Items]
Employer investment in qualified defined contribution plan				100.00%
Maximum percent of employee pre-tax contributions that may be matched by the Company (percent)				6.00%
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, benefit obligation		$ 39,562,000		$ 39,562,000	35,403,000	33,166,000
Fair value of plan assets		18,753,000		18,753,000	16,717,000	16,128,000
Employer contributions				564,000	873,000
Decrease in interest cost				(1,305,000)	(1,292,000)	(1,413,000)
Defined benefit plan, funded status of plan		20,809,000		20,809,000	18,686,000
Defined benefit plan, future amortization of gain (loss)		21,600,000		21,600,000
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, benefit obligation		840,884,000		840,884,000	804,542,000	816,529,000
Fair value of plan assets		811,244,000		811,244,000	778,872,000	638,169,000
Employer contributions				4,789,000	169,230,000
Decrease in interest cost				(29,380,000)	(31,216,000)	$ (36,424,000)
Defined benefit plan, funded status of plan		29,640,000		29,640,000	$ 25,670,000
Defined benefit plan, future amortization of gain (loss)		$ 11,800,000		$ 11,800,000
Postretirement benefit (retirees post January 1, 1993)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assumptions used calculating benefit obligation expected long term return on assets		5.95%		5.95%	6.00%	6.15%
Qualified pension
Defined Benefit Plan Disclosure [Line Items]
Contributions to qualified plans			$ 165,000,000	$ 0
Defined benefit plan, funded status of plan		$ (11,200,000)		(11,200,000)
Nonqualified pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, funded status of plan		40,900,000		40,900,000
Nonqualified pension | Pension and Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Contributions to qualified plans				5,400,000
Expected pension contribution		5,700,000		5,700,000
Flexible Benefits Contribution
Defined Benefit Plan Disclosure [Line Items]
Employer contributions				23,000,000	$ 21,600,000	$ 20,800,000
Capital Bank Financial Corporation
Defined Benefit Plan Disclosure [Line Items]
Contributions to qualified plans		5,100,000
Defined benefit plan, benefit obligation, business combination	$ 18,500,000
Defined benefit plan, plan assets, business combination	$ 13,200,000
Defined benefit plan, benefit obligation		18,700,000		18,700,000
Fair value of plan assets		$ 18,600,000		$ 18,600,000
Change in Assumptions for Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Decrease in interest cost					$ 5,800,000